Loans and Financing (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Gross debt	R$ 4,407,281
Transaction cost	(35,756)
Net debt	4,371,525
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Gross debt	608,001
Transaction cost	(8,902)
Net debt	599,099
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,604,933
Transaction cost	(5,666)
Net debt	1,599,267
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross debt	230,905
Transaction cost	(2,171)
Net debt	228,734
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Gross debt	232,594
Transaction cost	(2,172)
Net debt	230,422
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	215,888
Transaction cost	(2,182)
Net debt	213,706
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	1,514,960
Transaction cost	(14,663)
Net debt	R$ 1,500,297